Supplementary Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

in thousands, except per share data, for the quarters ended	March 31,	June 30,	September 30,	December 31,
2012
Revenue	$230,281	$232,132	$238,468	$244,824
Operating income[1]	70,347	69,020	90,033	83,192
Net income including noncontrolling interest in subsidiaries[1,2]	44,407	43,073	58,193	51,956
Amounts attributable to Federated Investors, Inc.
Net income[1,2]	42,325	40,410	55,773	49,581
Earnings per share – Basic and Diluted[1,2,3]	0.41	0.39	0.54	0.44
Cash dividends per share[3]	0.24	0.24	0.24	1.75
Stock price per share[4]
High	23.89	23.23	22.31	23.48
Low	15.45	18.54	19.32	18.28
Impact of Minimum Yield Waivers
Revenue	(80,468)	(70,254)	(69,495)	(70,748)
Less: Reduction in Distribution expense	57,547	53,080	52,934	54,918
Operating income	(22,921)	(17,174)	(16,561)	(15,830)
Less: Reduction in Noncontrolling interest	618	(5)	298	331
Pre-tax impact	(22,303)	(17,179)	(16,263)	(15,499)
2011
Revenue	$238,882	$225,777	$214,048	$216,406
Operating income	56,500	72,083	67,011	61,861
Net income including noncontrolling interest in subsidiaries	35,054	42,885	38,520	38,625
Amounts attributable to Federated Investors, Inc.
Net income	33,231	42,413	38,320	36,943
Earnings per share – Basic and Diluted	0.32	0.41	0.37	0.36
Cash dividends per share	0.24	0.24	0.24	0.24
Stock price per share[4]
High	28.57	27.11	24.54	22.39
Low	24.93	23.43	16.01	14.36
Impact of Minimum Yield Waivers
Revenue	(63,461)	(79,355)	(88,901)	(88,953)
Less: Reduction in Distribution expense	49,484	57,807	63,187	61,857
Operating income	(13,977)	(21,548)	(25,714)	(27,096)
Less: Reduction in Noncontrolling interest	839	2,172	2,483	978
Pre-tax impact	(13,138)	(19,376)	(23,231)	(26,118)

1
For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.

2	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.

3
For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.

4	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.